Organization and Nature of Operations - Net (loss)/income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Variable interest entity
Revenues	¥ 123,851,332	$ 17,444,096	¥ 45,286,816	¥ 27,009,779
Cost	(96,354,581)	(13,571,259)	(36,496,360)	(21,248,325)
Expenses	(20,089,874)	(2,829,600)	(12,445,333)	(6,778,774)
Other income/(expense)	1,048,189	147,634	625,633	187,320
(Loss)/Income before income tax	10,451,763	1,472,100	(2,159,355)	(152,812)
Income tax (expense)/benefit	1,357,362	191,180	127,007	(168,643)
Net (loss)/income	11,809,125	1,663,280	(2,032,348)	(321,455)
Less: Net loss attributable to noncontrolling interests	(104,992)	(14,788)	20,133	0
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc.	11,704,133	$ 1,648,492	(2,012,215)	(321,455)
VIEs and VIEs' subsidiaries
Variable interest entity
Share of loss from subsidiaries	0		0	(13)
Other income/(expense)	1,099,921		(358,394)	2,610,121
(Loss)/Income before income tax	2,391,229		670,911	2,662,162
Income tax (expense)/benefit	(244,363)		8,701	(117,413)
Net (loss)/income	2,146,866		679,612	2,544,749
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc.	2,146,866		679,612	2,544,749
VIEs and VIEs' subsidiaries - Third-party
Variable interest entity
Revenues	3,376		0	6,294,675
Cost	(11,530)		(4,534,351)	(20,171,861)
Expenses	(1,275,066)		(1,638,834)	(2,401,187)
VIEs and VIEs' subsidiaries - Inter-company
Variable interest entity
Revenues	2,643,402		7,211,082	22,287,788
Cost			(8,290)	(5,891,611)
Expenses	¥ (68,874)		¥ (302)	¥ (65,750)